ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
ORGANIZATION AND NATURE OF BUSINESS
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Company Overview

Xeriant, Inc. (“Xeriant” or the “Company”) is dedicated to the acquisition, development and commercialization of transformative technologies, including eco-friendly specialty materials which can be successfully deployed and integrated across multiple industry sectors, and disruptive innovations related to the emerging aviation market called Advanced Air Mobility, which include next-generation aircraft. We seek to partner with and acquire strategic interests in visionary companies that accelerate this mission.

The Company was incorporated in Nevada on December 18, 2009.

On April 16, 2019, the Company entered into a Share Exchange Agreement with American Aviation Technologies, LLC (“AAT”), an aircraft design and development company focused on the emerging segment of the aviation industry of autonomous and semi-autonomous vertical take-off and landing (VTOL) unmanned aerial vehicles (UAVs).

On September 30, 2019, the acquisition of AAT closed, and AAT became a subsidiary of the Company.

On June 22, 2020, the name of the Company was changed to Xeriant, Inc. in the State of Nevada and subsequently approved by FINRA effective July 30, 2020 for the name and symbol change (XERI).

On May 31, 2021, the Company entered into a Joint Venture Agreement with XTI Aircraft Company, to form a new company, called Eco-Aero, LLC, for purpose of completing the preliminary design of XTI’s TriFan 600, a 5-passenger plus pilot, hybrid electric, vertical takeoff and landing (eVTOL) fixed wing aircraft.

Effective April 2, 2022 (the “Effective Date”) and Amended November 7, 2022, the Company entered into a Joint Venture Agreement (the “Joint Venture Agreement”) with Movychem s.r.o., a Slovakian limited liability company (“Movychem”) setting forth the terms for the establishment of a joint venture (the “Joint Venture”) to develop applications and commercialize Retacell®, a flame retardant product in the form of polymer gels, powders, liquids and pellets derived from technology developed by Movychem. The Joint Venture is organized as a Florida limited liability company under the name Ebenberg, LLC (the “Movychem JV”) and is owned 50% by each of the Company and Movychem.

Advanced Materials

A primary focus of our Company is the acquisition and commercial exploitation of eco-friendly, advanced materials and chemicals which have applications across a broad range of industries and the potential to generate significant near-term revenue. The Company’s commercialization strategy encompasses licensing arrangements and joint ventures with major industry players, which would allow for more rapid access to the market with reduced capital requirements and financial risk. In addition to providing the production and distribution infrastructure, these established partnering companies can streamline testing and certification and add brand recognition value. The advanced materials and chemicals may be sold as standalone products, enhancements to existing products, or used in the development of proprietary products under a new trademarked brand owned by the Company. The Company is exploring manufacturing and branding opportunities for specific products derived from advanced materials and chemicals acquired or developed, which would involve setting up production facilities, equipment, systems and supply chain. Our plan to source and acquire strategic interests in visionary companies developing, integrating, and commercializing critical breakthrough technologies is underway with our first successful advanced materials transaction executed in the second quarter of 2022.

Effective April 2, 2022, we entered into a Joint Venture Agreement with Movychem s.r.o, a Slovakian chemical company, setting forth the terms for a joint venture (referred to herein as the Movychem JV) to develop applications and commercialize Retacell®, an internationally patented flame-retardant technology developed by Movychem. The Movychem JV, owned 50% by Xeriant and 50% by Movychem, subject to certain funding conditions, has been granted the exclusive worldwide rights to the intellectual property related to Retacell®, an industrial flame-retardant and will be responsible for developing applications and commercializing products. Retacell® is a versatile, biodegradable, non-toxic, high-performance thermal and fire protection chemical agent that is custom formulated for each application, based on the specific properties of the base material and the fire protection requirements. Retacell® can be applied as a coating, treatment, or infused during manufacturing into a variety of materials.  In addition to becoming heat and fire resistant, the resulting Retacell®-enhanced materials are also water resistant.

On June 8, 2022, we announced the development of a multi-purpose, high-strength fire- and water-resistant composite panel made from a formulation of Movychem’s industrial flame-retardant, Retacell®, and a cardboard fiber-reinforced polymeric resin. The panel described in the press release was produced in a laboratory setting, and since the date of the announcement we have worked through the Movychem JV to produce the Retacell®-infused panel in a standard industrial size of 48” x 96” sheet, unsuccessfully.

On August 12, 2022, we filed the trademark “NexBoard,” for construction panels, namely, composite sheets and panels composed primarily of plastic, reinforcement materials and fire-retardant chemicals for use in walls, ceilings, flooring, framing, siding, roofing and decking. The trademark filing was intentionally broad and based upon demand for a general all-purpose construction panel made from a mixture of fire-retardant and recycled materials.

After experiencing supply chain issues, mechanical failures, and the general inability to produce an industrial-sized composite wall panels made with Retacell®,  we have been in development of an upcycled wallboard panel that can be produced in the United States at industrial scale in order to unlock existing demand indicated by several homebuilders and developers. Industrial production requires the panels to be cut in varying thicknesses and sizes, including standard 48” x 96” sheets.

On March 31, 2023, we filed a provisional patent for unique composite sheets and panels composed primarily of plastic, reinforcement materials and fire-retardant chemicals for use in walls, ceilings, flooring, framing, siding, roofing and decking, used in construction. We are planning to build manufacturing facilities in the United States for the production of NexBoard in order to meet market demand. We have identified potential sites, received bids for specialized manufacturing equipment, developed timetables related to the action plan, and hired a managing director with decades of experience to oversee the projects.

Aerospace

Another area of interest for our Company is the emerging aviation market called Advanced Air Mobility (AAM), the transition to more efficient, eco-friendly, automated and convenient flight operations enabled by the convergence of technological advancements in design and engineering, composite materials, propulsion systems, battery energy density and manufacturing processes. Next-generation aircraft being developed for this market offer low-cost, on-demand flight for passengers and cargo, utilizing lower altitude airspace and bypassing the traditional hub and spoke airport network with vertical takeoff and landing (VTOL) capabilities. Many of these lightweight aircraft are electrically powered through either hybrid or pure battery systems, which allows for quieter, low emission flights over urban areas, however with limited speed and range. The adoption and integration of niche aerial services through AAM is expected to provide benefits throughout the economy. We plan to partner with and acquire strategic interests in visionary companies that accelerate our mission of commercializing critical breakthrough AAM technologies which enhance performance, increase safety, and enable and support more efficient, autonomous, and sustainable flight operations, including electric and hybrid-electric passenger and cargo transport aircraft capable of vertical takeoff and landing. Our plan to source and acquire strategic interests in leading aerospace companies developing breakthrough VTOL aircraft began in the second quarter of 2021.

Effective May 27, 2021, we entered into a Joint Venture Agreement with XTI Aircraft Company (“XTI”), a privately owned OEM based in Englewood, Colorado for the purpose of completing the preliminary design of XTI’s TriFan 600, a 5-passenger plus pilot, hybrid electric vertical takeoff and landing (eVTOL) fixed-wing aircraft.

Through our joint venture with XTI, (referred to hereinafter as the “XTI JV”), we were involved in the successful completion of the preliminary design of their TriFan 600 eVTOL aircraft. The TriFan 600 is being designed to become the fastest, longest-range VTOL aircraft in the world and the first commercial fixed-wing VTOL airplane, with current pre-orders exceeding $7 billion in gross revenues upon delivery of those aircraft.

While the purpose of the XTI JV has been achieved, XTI and Xeriant continue to see value in the XTI JV for future collaboration in Advanced Ari Mobility. Should XTI and Xeriant determine it is in their best interest to terminate the XTI JV, then it will be dissolved. Should the XTI JV be dissolved, as of October 18, 2022, Xeriant would receive 5.5% equity ownership of XTI.

Management believes that our holding and operating company structure has several advantages and will enable us to grow rapidly, acquiring assets primarily through acquisitions, joint ventures, strategic investments, and licensing arrangements. As a publicly traded company, we offer our subsidiaries such benefits as improved access to capital, higher valuations and lower risk through the shared ownership of a diversified portfolio, while allowing these entities to maintain independence in their distinct operations to focus on their fields of expertise. Cost savings and efficiencies may be realized from sharing non-operational functions such as finance, legal, tax, sales & marketing, human resources, purchasing power, as well as investor and public relations.

Additionally, we are leveraging our relationship with Florida Atlantic University to provide a collaborative research arm for technologies that require additional validation and the backing of a respected research institution for credibility. The university also may provide access to various grants through the SBIR (Small Business Innovation Research), STTR (Small Business Technology Transfer, NSF (National Science Foundation) and other programs, and if warranted, introductions into a number of government agencies, such as DOD (Department of Defense) and DARPA (Defense Advanced Research Projects Agency). We are pursuing strategic alliances with companies that provide complementary technologies and access to new markets.

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Xeriant, Inc. (“Xeriant” or the “Company”) is an aerospace company dedicated to the emerging aviation market called Advanced Air Mobility (AAM), the transition to eco-friendly, on demand flight, making air transportation more accessible and a greater part of our daily lives. Xeriant is focused on the acquisition, development, and proliferation of next generation hybrid-electric and fully electric aircraft with vertical takeoff and landing (eVTOL) capabilities, performance enhancing aerospace technologies and advanced materials, as well as critical support infrastructure. Xeriant is located at the Research Park at Florida Atlantic University in Boca Raton, Florida adjacent to the Boca Raton Airport, and trades on OTC Markets under the stock symbol, XERI.

The Company was incorporated in Nevada on December 18, 2009.

On April 16, 2019, the Company entered into a Share Exchange Agreement with American Aviation Technologies, LLC (“AAT”), an aircraft design and development company focused on the emerging segment of the aviation industry of autonomous and semi-autonomous vertical take-off and landing (VTOL) unmanned aerial vehicles (UAVs).

On September 30, 2019, the acquisition of AAT closed, and AAT became a subsidiary of the Company.

On June 22, 2020, the name of the Company was changed to Xeriant, Inc. in the State of Nevada and subsequently approved by FINRA effective July 30, 2020 for the name and symbol change (XERI).

On May 31, 2021, the Company entered into a Joint Venture Agreement with XTI Aircraft Company, to form a new company, called Eco-Aero, LLC, for purpose of completing the preliminary design of XTI’s TriFan 600, a 5-passenger plus pilot, hybrid electric, vertical takeoff and landing (eVTOL) fixed wing aircraft.

Effective April 2, 2022 (the “Effective Date”), the Company entered into a Joint Venture Agreement (the “Joint Venture Agreement”) with Movychem s.r.o., a Slovakian limited liability company (“Movychem”) setting forth the terms for the establishment of a joint venture (the “Joint Venture”) to develop applications and commercialize Retacell®, a flame retardant product in the form of polymer gels, powders, liquids and pellets derived from technology developed by Movychem. The Joint Venture is organized as a Florida limited liability company under the name Ebenberg, LLC (the “Movychem JV”) and is owned 50% by each of the Company and Movychem.